Note 6 - Revenues (Details Textual)			1 Months Ended		12 Months Ended
	May 10, 2018 USD ($)	Aug. 31, 2017 USD ($)	Apr. 30, 2018	Sep. 30, 2017 USD ($) oz	Dec. 31, 2018 USD ($) oz	Dec. 31, 2017 USD ($) oz
Statement Line Items [Line Items]
Deferred income					$ 3,769,000	$ 2,190,000
Increase (decrease) through cumulative catch-up adjustments to revenue arising from change in estimate of transaction price, contract liabilities					$ 800,000	$ 500,000
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member]
Statement Line Items [Line Items]
Percent of gold production required to be sold					20.00%
Gold sold during period | oz					8,947	10,107
Gold sold during period, average price					$ 453	$ 388
Purchase agreement, cumulative gold ounces delivered, threshold | oz				50,000
Gold, selling price, per ounce		$ 350		$ 450	$ 450
Sandstorm Gold Ltd. [member] | Mexico - Santa Elena [member] | Annual inflation [member]
Statement Line Items [Line Items]
Purchase agreement, annual inflation increase, percent			1.00%
Wheaton Precious Metals International Ltd. [member]
Statement Line Items [Line Items]
New stream agreement, percentage of gold equivalent production, counter party	25.00%
New stream agreement, ongoing payments, upper range limit	$ 600
New stream agreement, percentage of annual inflation adjustment	1.00%
Ounces of gold delivered during period	21,962
Ounces of silver delivered during period	452,197
Per-ounce price of silver delivered during the period	$ 4.30